UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-03904

Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: February 29, 2012

Date of reporting period: February 29, 2012

Item I.  Reports to Stockholders.

     A copy of the Annual Report to Stockholders for the period ended 2/29/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	A N N U A L R E P O R T
	7 Times Square 21st Floor	F e b r u a r y 2 9 , 2 0 1 2
New York, NY 10036-6524
DISTRIBUTOR	EULAV Securities LLC 7 Times Square 21st Floor New York, NY 10036-6524	The Value Line Tax Exempt Fund, Inc.
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel Joyce E. Heinzerling Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr Daniel S. Vandivort
OFFICERS	Mitchell E. Appel President Michael J. Wagner Chief Compliance Officer Emily D. Washington Treasurer and Secretary

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00084261

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt
To Our Shareholders (unaudited):
Enclosed is your annual report for the year ended February 29, 2012. I encourage you to carefully review this report which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.
For the twelve months ended February 29, 2012, the total return for the Value Line Tax Exempt Fund (the “Fund”) was 10.77%. While it was a strong year for the Fund, performance lagged the total return for the Barclays Capital Municipal Bond Index,(1) which posted a total return for the period of 12.42%. The Fund’s conservative bias during a period of continued volatility in the tax exempt market and an overweight position in intermediate maturity bonds contributed to the underperformance. A focus on higher quality credits also detracted from the Fund’s returns as the more highly rated credits underperformed the more risky, medium grade credits. Given the continuation of the Federal Reserve’s policy of keeping interest rates very low, some large institutional investors took on more risk in search of higher yielding securities. This in turn put pressure on the returns of higher quality bonds.
The broad tax exempt bond market benefited from a decline in the supply of newly issued securities as both states and local governments continued to rein in borrowing. At the same time, demand remained strong for municipal bonds, particularly in higher tax states. This supply/demand imbalance helped propel the municipal bond market to a strong year of returns.
There was also modest improvement in the overall creditworthiness of the tax exempt bond market. Revenues increased for most states over the past year, and some areas of the country saw real estate prices begin to stabilize. However, significant challenges remain, particularly those costs related to public sector health care and pensions.
All of us at the Advisor appreciate your confidence in us as we continue to maintain our approach of investing for the long term. We welcome the opportunity to continue serving your investment needs.

This report and other information about your Fund and the other funds in the complex are available on our website, www.vlfunds.com.

Sincerely,

/s/ Mitchell Appel, President
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager
April 5, 2012

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term investment grade tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes and it is not possible to directly invest in this Index.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our funds’ prospectus can be obtained by going to our website at www.vlfunds.com or calling 800-243-2729.

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders
Economic Highlights (unaudited)
The first half of 2011 saw the broad U.S. stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.
By mid-year there was mounting evidence that the U.S. recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth, while stronger, was still disappointing at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak. There were additional pressures on the market coming from Europe stemming from the sovereign debt crisis and increasing fears of a double dip recession.
Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appeared to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the U.S. Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.
The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, and by early September, 10-year Treasury note yields had fallen to an all-time low of 1.90%. This downward pressure on Treasury yields came largely from an employment report showing no new jobs being added in August. While modestly better job creation was reported in September, it was not enough to move the unemployment level below 9.1%.
The market posted a strong rally in the final quarter of 2011. Investors increased their purchase of risk assets as news regarding progress in the European debt crisis began to emerge and U.S. economic data came in slightly better than expected. The S&P 500 Index closed out the year with a gain of 2.1%. This positive momentum followed the markets into the new year. An improving job market, rising stock prices, and housing starts near a 3-year high are combing to add lift to the U.S. economy.

The Value Line Tax Exempt Fund, Inc.

(unaudited)
The following graph compares the performance of The Value Line Tax Exempt Fund, Inc. to that of the Barclays Capital Municipal Bond Index (the “Index”). The Value Line Tax Exempt Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes, but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.
Comparison of a Change in Value of a $10,000 Investment in The
Value Line Tax Exempt Fund, Inc. and the Barclays Capital Municipal Bond Index*

Performance Data: **

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 2/29/12	10.77%	$11,077
5 years ended 2/29/12	2.97%	$11,575
10 years ended 2/29/12	3.50%	$14,102

*
The Barclays Capital Municipal Bond Index is representative of the broad based fixed income market. It includes long-term investment grade tax-exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Fund’s returns.

**
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):
Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 through February 29, 2012).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/11	Ending account value 2/29/12	Expenses paid during period 9/1/11 thru 2/29/12*
Actual	$1,000.00	$1,049.07	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$4.84

*
Expenses are equal to the Fund’s annualized expense ratio of 0.96% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at February 29, 2012 (unaudited)
Ten Largest Long–Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Arlington Texas, Special Tax, 5.00%, 8/15/28	$2,575,000	$2,808,449	2.9%
Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	2,215,000	2,474,465	2.6%
Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	2,000,000	2,306,700	2.4%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	2,120,000	2,295,218	2.4%
Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, AGM State Aid Withholding Insured, 5.00%, 7/15/24	2,005,000	2,222,723	2.3%
Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	2,000,000	2,144,460	2.2%
Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	2,000,000	2,143,160	2.2%
Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	2,000,000	2,110,680	2.2%
Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41	10,000,000	1,908,000	2.0%
Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	1,670,000	1,892,978	2.0%
Asset Allocation — Percentage of Fund’s Net Assets

The Value Line Tax Exempt Fund, Inc.

Long-Term Investments Allocation – Percentage of Fund’s Long-Term Investment Securities

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 2/29/12
Aaa/AAA	19.5%
Aa1/AA+	14.3%
Aa2/AA	22.1%
Aa3/AA-	14.4%
A1/A-	9.0%
A2/A	9.8%
A3	2.1%
Baa1	1.1%
Baa2	4.4%
NR	1.1%
Total Investments	97.8%
Cash and other assets in excess of liabilities	2.2%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments	February 29, 2012

Principal Amount		Rating (unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (97.8%)
	ALABAMA (0.1%)
$100,000	Alabama Public School & College Authority, Capital Improvement Revenue Bonds, 5.00%, 12/1/17	Aa1		$122,266
	ALASKA (0.9%)
700,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		845,173
	ARIZONA (3.0%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aa1		492,056
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		245,485
2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa2		2,144,460
				2,882,001
	ARKANSAS (1.4%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	305,385
485,000	4.30%, 3/1/16	A	*	509,502
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		556,325
				1,371,212
	CALIFORNIA (10.8%)

350,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		393,218
150,000	Berkeley California, Measure FF - Neighborhood Project, General Obligation Unlimited, 4.00%, 9/1/27	Aa2		161,807
500,000	California Educational Facilities Authority Revenue, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		570,480
200,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		205,860
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		249,543
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		285,250
	California State, General Obligation Unlimited:
250,000	5.00%, 9/1/41	A1		266,752
500,000	5.25%, 11/1/40	A1		544,625

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
Principal Amount		Rating (unaudited)		Value

$370,000	California State, General Obligation Unlimited, FSA AGM Insured, 5.00%, 9/1/14	AA	-*	$409,742
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	Aa3		196,660
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		256,376
2,000,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	Aa2		2,143,160
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		864,202
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		388,110
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	Aa2		936,157
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds,Ser. A, 4.00%, 6/1/18	Aa1		176,512
	State of California, General Obligation Unlimited, Various Purpose Bonds:
250,000	5.00%, 12/1/15	A1		288,015
1,000,000	5.13%, 4/1/33	A1		1,080,420
500,000	5.50%, 3/1/40	A1		554,195
250,000	State Public Works Board, Lease Revenue Bonds, Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2		291,815
				10,262,899
	COLORADO (2.7%)
250,000	Adams 12 Five Star Schools, Refunding Bonds, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 12/15/20	Aa2		293,102
500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa2		599,605
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21	**		1,097,680
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		585,565
				2,575,952
	CONNECTICUT (0.7%)
90,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Revenue Bonds, Ser. Z-1, 5.00%, 7/1/42	Aaa		98,670
250,000	Connecticut State, General Obligation Unlimited, Ser. B, 5.00%, 4/15/13	Aa3		263,405
250,000	State of Connecticut Revolving Fund General Revenue, Revenue Bonds, Ser. A, 4.00%, 1/1/26	Aaa		281,680
				643,755
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.
February 29, 2012

Principal Amount		Rating (unaudited)		Value
	DELAWARE (0.3%)
$200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA	+*	$237,860
	DISTRICT OF COLUMBIA (0.3%)
	District of Columbia Income Tax Secured Revenue, Revenue Bonds:
125,000	Ser. A, 5.00%, 12/1/28	Aa1		149,626
100,000	Ser. G, 5.00%, 12/1/36	Aa1		113,362
				262,988
	FLORIDA (6.0%)
1,000,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		1,172,190
675,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, NATL-RE Insured, 4.50%, 7/1/18	A2		746,152
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	Aa3		288,463
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa2		288,230
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		464,667
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, NATL-RE FGIC Insured, 5.75%, 10/1/17	A2		358,039
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,132,350
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		280,420
465,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1		498,052
500,000	State of Florida Board of Education, General Obligation Unlimited, Refunding Capital Outlay 2011, Ser. F, 4.00%, 6/1/29	Aa1		540,970
				5,769,533
	GEORGIA (0.8%)
125,000	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser., 5.25%, 7/1/36	Aa3		138,618
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1		579,485
				718,103
	HAWAII (0.6%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2		560,878

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
	IDAHO (0.3%)
$250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa2		$285,983
	ILLINOIS (3.2%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		555,900
2,215,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2		2,474,465
				3,030,365
	INDIANA (5.9%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, AGM State Aid Withholding Insured, 5.00%, 7/15/24	AA	-*	2,222,723
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa2		1,739,900
440,000	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/23	Baa2		471,095
210,000	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/22	Baa2		225,572
100,000	Indiana University, Revenue Bonds, Ser. A, 5.00%, 6/1/30	Aaa		119,195
750,000	St Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		818,947
				5,597,432
	IOWA (0.6%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		524,930
	KANSAS (0.8%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		538,210
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1		257,218
				795,428
	KENTUCKY (0.9%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2		555,534
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.
February 29, 2012

Principal Amount		Rating (unaudited)		Value
$250,000	Louisville & Jefferson County Metropolitan Government Parking Authority, Revenue Bonds, Ser. B, Series B, 3.25%, 12/1/13	Aa2		$262,298
				817,832
	MAINE (0.3%)
250,000	Maine State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Ser. C, 5.00%, 7/1/21	A1		287,485
	MARYLAND (3.8%)
150,000	Frederick County Maryland Public Facilities, General Obligation Unlimited, Ser. A, 4.00%, 8/1/25	Aa1		170,305
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		1,147,300
2,000,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa		2,306,700
				3,624,305
	MASSACHUSETTS (3.9%)
500,000	Commonwealth of Massachusetts, General Obligation Limited, Consolidated Loan, Ser. D, 4.00%, 10/1/28	Aa1		548,820
245,000	Marthas Vineyard Land Bank, Revenue Bonds, AMBAC Insured,4.25%, 5/1/36 (2)	A	-*	249,880
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa		595,240
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		293,233
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		660,110
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa1		280,635
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1		379,312
150,000	Massachusetts State, General Obligation Unlimited,Ser. B, 5.00%, 11/1/16	Aa1		180,056
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Sr. Ser. 1, 5.00%, 11/1/15	Aa2		578,990
				3,766,276
	MICHIGAN (0.4%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2		299,080
100,000	Michigan Municipal Bond Authority, Clean Water Revolving-Pooled, Revenue Bonds, 4.00%, 10/1/19	AAA	*	117,593
				416,673
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)	Value
	MINNESOTA (0.5%)
$340,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1	$383,493
100,000	State of Minnesota, General Obligation Unlimited, Various Purpose Bonds, Ser. A, 5.00%, 8/1/15	Aa1	115,261
			498,754
	MISSISSIPPI (2.4%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	2,295,218

	MISSOURI (1.4%)
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Remk-Metrolink Cross Country Project, AGM Insured, 5.00%, 10/1/21	Aa3	1,072,290
250,000	City of Kansas City, Missouri Sanitary Sewer System Revenue, Refunding Revenue Bonds, 4.00%, 1/1/19	Aa2	292,248
			1,364,538
	NEW HAMPSHIRE (0.6%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1	545,765
	NEW JERSEY (2.8%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1	570,025
100,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Revenue Bonds, Ser. Y, 4.13%, 9/1/20	A1	110,752
255,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding Revenue Bonds, Barnabas Health, Ser. A, 3.00%, 7/1/12	Baa2	255,961
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa	1,159,160
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System - Ser. B:
250,000	5.00%, 6/15/18	A1	299,060
250,000	NATL-RE FGIC Insured, 5.25%, 12/15/12	A1	259,978
			2,654,936

	NEW MEXICO (0.6%)
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1	614,745

	NEW YORK (3.2%)
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2	149,436
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 29, 2012

Principal Amount		Rating (unaudited)		Value
$150,000	New York State Dormitory Authority, Municipal Health Facilities Lease, Revenue Bonds, Subser. 2-2, 5.00%, 1/15/21	Aa3		$171,319
	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A:
1,000,000	4.25%, 3/15/32	AAA	*	1,072,130
150,000	4.50%, 3/15/35	AAA	*	160,460
100,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Senior Lien - Ser. A, 5.00%, 4/1/19	Aa2		119,227
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	275,030
1,000,000	Westchester County New York, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		1,088,300
				3,035,902

	NEW YORK CITY (2.2%)
100,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		118,126
150,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		171,547
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		285,215
1,000,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,054,440
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, State Aid Withholding Insured, 5.00%, 1/15/14	Aa3		271,285
150,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		168,948
				2,069,561

	NORTH CAROLINA (0.3%)
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		327,717

	NORTH DAKOTA (0.7%)
660,000	Grand Forks North Dakota Altru Health Systems Obligation Group, Revenue Bonds, NATL-RE Insured, 5.63%, 8/15/27	Baa1		660,627

	OHIO (2.2%)
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,100,060
150,000	Miami University of Ohio, Refunding Revenue Bonds, 5.00%, 9/1/19	Aa3		183,204
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
$300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		$374,043
250,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		287,417
125,000	University of Cincinnati, Revenue Bonds, Ser. A, 5.00%, 6/1/18 (3)	Aa3		150,745
				2,095,469

	OKLAHOMA (0.7%)
300,000	Grand River Dam Authority, Revenue Bonds, Ser. A, BHAC Insured, 5.00%, 6/1/17	Aa1		362,517
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	305,375
				667,892
	OREGON (1.9%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		1,154,440
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		634,765
				1,789,205

	PENNSYLVANIA (2.6%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		578,450
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	Aa3		542,877
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,158,760
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	242,957
				2,523,044

	PUERTO RICO (1.4%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Baa2		111,282
325,000	Ser. A, 5.00%, 7/1/33	Baa2		325,003
350,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. TT, 5.00%, 7/1/32	A3		364,266
330,000	Puerto Rico Public Buildings Authority, Revenue Guaranteed Refunding Government Facilities Bonds, Ser. M, Commonwealth Guaranteed Insured, 5.75%, 7/1/15	Baa1		366,264
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A1		159,090
				1,325,905
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 29, 2012

Principal Amount		Rating (unaudited)		Value
	RHODE ISLAND (0.6%)
$500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan - Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		$594,420

	SOUTH CAROLINA (1.9%)
1,000,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		1,101,030
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		400,183
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		165,420
145,000	North Charleston South Carolina, General Obligation Unlimited, NATL-RE State Aid Withholding Insured, 4.00%, 6/1/12	Aa2		146,427
				1,813,060

	SOUTH DAKOTA (0.4%)
325,000	South Dakota Conservancy District, State Revolving Fund Program, Refunding Revenue Bonds, Ser. B, 5.00%, 8/1/13	Aaa		346,684

	TENNESSEE (0.7%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		292,445
300,000	Metropolitan Government of Nashville & Davidson County Tennessee Electric Revenue, Revenue Bonds, Ser. B, 5.00%, 5/15/23	AA+	*	366,630
				659,075
	TEXAS (17.4%)
2,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		2,808,449
250,000	City of San Antonio Texas Certificates Obligation, General Obligation Limited, 5.00%, 8/1/28	Aaa		301,243
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,276,957
	Fort Worth Texas, General Obligation Limited, Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa1		1,167,511
650,000	5.25%, 3/1/28	Aa1		727,441
1,670,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,892,978
2,000,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	2,110,680
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16 (2)	A	*	283,570
475,000	Ser. B, 5.00%, 8/1/21 (2)	A	*	478,496
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)		Value
$500,000	Ser. C, 5.00%, 8/1/15 (2)	A	*	$506,665
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	1,908,000
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	Baa2		1,058,820
1,515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		1,646,290
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	425,528
				16,592,628

	UTAH (0.3%)
145,000	Metropolitan Water District of Salt Lake & Sandy, Revenue Refunding Bonds, Ser. A, 3.00%, 7/1/15 (3)	AA+	*	156,938
150,000	Utah State, General Obligation Unlimited, Ser. A, 4.00%, 7/1/16	Aaa		172,156
				329,094
	VERMONT (0.3%)
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		292,435

	VIRGINIA (1.6%)
80,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa		81,030
250,000	University of Virginia, General Refunding Revenue Bonds, 5.00%, 9/1/30	Aaa		301,647
500,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, State Aid Withholding Insured, 5.00%, 4/15/13	Aa1		527,330
500,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		624,050
				1,534,057
	WASHINGTON (2.0%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		275,330
300,000	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1		362,925
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, School Bond Guaranty Insured, 5.00%, 12/1/19	Aa1		627,165
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33 (3)	Aa3		282,273
75,000	Washington Health Care Facilities Authority, Catholic Health, Revenue Bonds, Ser. A, 4.00%, 2/1/14	Aa2		79,524
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 29, 2012

Principal Amount		Rating (unaudited)	Value
$250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1	$289,917
			1,917,134

	WISCONSIN (1.4%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa1	156,582
1,000,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2	1,211,930
			1,368,512

	TOTAL MUNICIPAL SECURITIES (97.8%) (Cost $87,951,766)		93,315,706
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)		2,088,818
	NET ASSETS (100.0%)		$95,404,524
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($95,404,524 ÷ 9,411,617 shares outstanding)		$10.14

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	When issued security.
ADFA - Arkansas Development Finance Authority
AGM - Assured Guaranty Municipal
AMBAC - American Municipal Bond Assurance Corporation
Assured GTY - Assured Guaranty Insurance Company
BHAC - Berkshire Hathaway Assurance Corp.
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
MBIA - Municipal Bond Investors Assurance Corporation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guaranteed
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.
Statement of Assets and Liabilities at February 29, 2012

Assets:
Investment securities, at value (Cost - $87,951,766)	$93,315,706
Cash	2,258,765
Interest receivable	839,921
Receivable for capital shares sold	77,554
Prepaid expenses	20,558
Total Assets	96,512,504

Liabilities:
Payable for securities purchased	913,651
Payable for capital shares redeemed	47,439
Dividends payable to shareholders	35,335
Accrued expenses:
Advisory fee	39,164
Other	72,391
Total Liabilities	1,107,980
Net Assets	$95,404,524

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 9,411,617 shares)	$94,116
Additional paid-in capital	96,977,582
Distributions in excess of net investment income	(21,879)
Accumulated net realized loss on investments	(7,009,235)
Net unrealized appreciation of investments	5,363,940
Net Assets	$95,404,524
Net Asset Value, Offering and Redemption Price per Outstanding Share ($95,404,524 ÷ 9,411,617 shares outstanding)	$10.14

Statement of Operations for the Year Ended February 29, 2012

Investment Income:
Interest	$3,161,320
Expenses:
Advisory fee	412,384
Service and distribution plan fees	206,192
Auditing and legal fees	115,465
Printing and postage	41,763
Transfer agent fees	36,935
Custodian fees	33,524
Registration and filing fees	28,490
Directors’ fees and expenses	15,956
Insurance	10,730
Other	30,570
Total Expenses Before Fees Waived and Custody Credits	932,009
Less: Service and Distribution Plan Fees Waived	(206,192)
Less: Custody Credits	(694)
Net Expenses	725,123
Net Investment Income	2,436,197
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	438,970
Change in Net Unrealized Appreciation/(Depreciation)	5,647,855
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	6,086,825
Net Increase in Net Assets from Operations	$8,523,022
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets for the Years Ended February 29, 2012 and February 28, 2011

	Year Ended February 29, 2012	Year Ended February 28, 2011
Operations:

Net investment income	$2,436,197	$2,854,305
Net realized gain on investments	438,970	586,771
Change in net unrealized appreciation/(depreciation)	5,647,855	(2,054,579)
Net increase in net assets from operations	8,523,022	1,386,497

Distributions to Shareholders:
Net investment income	(2,436,465)	(2,854,305)

Capital Share Transactions:

Proceeds from sale of shares	22,608,647	6,769,210
Proceeds from reinvestment of dividends to shareholders	1,821,527	2,051,266
Cost of shares redeemed	(12,084,438)	(14,447,786)
Net increase/(decrease) in net assets from capital share transactions	12,345,736	(5,627,310)
Total Increase/(Decrease) in Net Assets	18,432,293	(7,095,118)

Net Assets:
Beginning of year	76,972,231	84,067,349
End of year	$95,404,524	$76,972,231
Distributions in excess of net investment income, at end of year	$(21,879)	$(21,611)
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
1. Significant Accounting Policies
The Value Line Tax Exempt Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region.
The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.
(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s investments in securities as of February 29, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Total Long-Term Municipal Securities	$0	$93,315,706	$0	$93,315,706
Total Investments in Securities	$0	$93,315,706	$0	$93,315,706

The Value Line Tax Exempt Fund, Inc.

February 29, 2012
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.
Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.
Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.
ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.
The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
For the year ended February 29, 2012, there was no significant transfer activity between Level 1 and Level 2.
For the year ended February 29, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.
(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.
The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.
(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.
Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended February 28, 2009 through February 29, 2012), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.
(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
(G) Other: On February 17, 2012, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization pursuant to which the Value Line New York Tax Exempt Trust (the “Trust”), which is another fund within the Value Line Funds, would merge into the Fund and the Trust’s shareholders would become shareholders of the Fund. The closing of the reorganization is expected to occur on or about May 18, 2012, subject to certain conditions, including that the Trust’s shareholders also approve the Agreement and Plan of Reorganization. A special meeting of the Trust’s shareholders is scheduled to be held on May 17, 2012.
(H) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.
2. Capital Share Transactions
Transactions in capital stock were as follows:

	Year Ended February 29, 2012	Year Ended February 28, 2011
Shares sold	2,294,103	696,778

Shares issued to shareholders in reinvestment of dividends	186,654	213,146
Shares redeemed	(1,232,731)	(1,503,563)
Net increase/decrease	1,248,026	(593,639)
Dividends per share from net investment income	$0.2894	$0.3320
3. Purchases and Sales of Securities
Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Year Ended February 29, 2012
Purchases:
Long-term Obligations	$30,568,767
Sales:
Long-term Obligations	$18,970,225

The Value Line Tax Exempt Fund, Inc.

February 29, 2012
4. Income Taxes
At February 29, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$87,951,766
Gross tax unrealized appreciation	$5,439,357
Gross tax unrealized depreciation	($75,417)
Net tax unrealized appreciation on investments	$5,363,940
Undistributed income on municipal bonds	$13,456
Capital loss carryforward, expires
February 29, 2016	($466,042)
February 28, 2017	($5,605,143)
February 28, 2018	($929,407)
During the year ended February 29, 2012, as permitted under federal income tax regulations, the Fund elected to defer $8,643 of post-October net short term capital losses to the next taxable year and utilized $447,613 of capital loss carryforwards.
To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.
It is uncertain whether the Fund will be able to realize the benefits of the losses before they expire.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. Under the Act, net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to this Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires under the transition that post-enactment net capital losses are used before pre-enactment net capital losses.
The tax composition of dividends to shareholders for the years ended February 29, 2012 and February 28, 2011 were as follows:

	2012	2011
Municipal bond income	$2,422,643	$2,854,305
Taxable ordinary income	13,822	—
	$2,436,465	$2,854,305
5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates
An advisory fee of $412,384 was paid or payable to EULAV Asset Management (the “Adviser”) for the year ended February 29, 2012. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.
The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $206,192, before fee waiver, were accrued under the Plan for the year ended February 29, 2012. Effective July 1, 2008 through June 30, 2012, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the year ended February 29, 2012, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
For the year ended February 29, 2012, the Fund’s expenses were reduced by $694 under a custody credit arrangement with the custodian.
Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At February 29, 2012, the officers and directors of the Fund as a group owned 1,021 shares, representing less than 1% of the outstanding shares.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
Selected data for a share of capital stock outstanding throughout each year:

	Years Ended on Last Day of February,
	2012	2011		2010	2009	2008
Net asset value, beginning of year	$9.43	$9.60		$9.36	$9.29	$10.56

Income from investment operations:
Net investment income	0.29	0.33		0.38	0.37	0.39
Net gains or (losses) on securities (both realized and unrealized)	0.71	(0.17)		0.24	0.07	(1.21)
Total from investment operations	1.00	0.16		0.62	0.44	(0.82)

Less distributions:
Dividends from net investment income	(0.29)	(0.33)		(0.38)	(0.37)	(0.39)
Distributions from net realized gains	—	—		—	—	(0.06)
Total distributions	(0.29)	(0.33)		(0.38)	(0.37)	(0.45)

Net asset value, end of year	$10.14	$9.43		$9.60	$9.36	$9.29

Total return	10.77%	1.67%		6.70%	4.74%	(8.03)%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$95,405	$76,972		$84,067	$84,868	$89,752
Ratio of expenses to average net assets(1)	1.13%	1.01	%(2)	1.02%	0.99%	0.93%
Ratio of expenses to average net assets(3)	0.88%	0.74	%(4)	0.76%	0.69%	0.65%
Ratio of net investment income to average net assets	2.95%	3.45%		3.99%	3.87%	3.83%
Portfolio turnover rate	24%	36%		146%	307%	213%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 1.00% for the year ended February 28, 2011, 1.01% for the year ended February 28, 2010, 0.94% for the year ended February 28, 2009, 0.90% for the year ended February 29, 2008 and would have been unchanged for the other year shown.

(2)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(3)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(4)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Tax Exempt Fund, Inc. (the “Fund”) at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

The Value Line Tax Exempt Fund, Inc.
FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF
THE INVESTMENT ADVISORY AGREEMENT FOR
THE VALUE LINE TAX EXEMPT FUND, INC. (UNAUDITED)
The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of The Value Line Tax Exempt Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of the Fund’s investment advisory agreement (“Agreement”) with its investment adviser, EULAV Asset Management.1
In considering whether the continuance of the Agreement was in the best interests of the Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.
Both in the meeting that specifically addressed the continuance of the Agreement and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional general municipal debt funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.
As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and nine other retail no-load general municipal debt funds (excluding outliers), as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load general municipal debt funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).
In the separate executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser both before and after its restructuring on December 23, 2010,2 and the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-today management of the Adviser, including representations of VLI that it does not “control” (as that term is defined in the 1940 Act) either the Adviser or Value Line Securities, Inc. (the “Distributor”)3 after the restructuring; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

1 For periods prior to December 23, 2010, the term “Adviser” means the Adviser’s predecessor entities that previously served as the Fund’s adviser, EULAV Asset Management, LLC and Value Line, Inc. (“VLI”). In accordance with the 1940 Act, the Agreement had a two-year initial term ending December 2012. Nevertheless, the Board determined to consider the Agreement’s continuance annually and undertook that review in June 2011.

2 On December 23, 2010, the Adviser was restructured as a Delaware statutory trust and renamed EULAV Asset Management. It had formerly been organized as a limited liability company named EULAV Asset Management, LLC.

3 On December 23, 2010, the Distributor was restructured as a Delaware limited liability company with the name EULAV Securities LLC and became a wholly-owned subsidiary of the Adviser. No other changes were made to the Distributor’s organization, including its operations and personnel.

The Value Line Tax Exempt Fund, Inc.
The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.
Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed the Performance Universe average and the Lipper Index for the one-year period ended March 31, 2011. The Board also noted that the Fund’s performance for the three-year, five-year and ten-year periods ended March 31, 2011 was below the performance of the Performance Universe average and the Lipper Index.
The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably (i) the Adviser’s commitment of resources to acquire analytic tools in support of the portfolio management and compliance functions, (ii) actions taken by the Adviser to attract and retain personnel, including improvements to the Adviser’s employee benefit programs and increased merit-based compensation for certain staff members, and (iii) that the Adviser continues to receive the Value Line ranking systems without cost. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.
Management Fee and Expenses. The Board considered the Adviser’s fee rate under the Agreement relative to the management fee rates applicable to the funds in the Expense Group and Expense Universe averages, both before and after applicable fee waivers. The Board noted that, for the most recent fiscal year for which audited financial data was available, the Fund’s management fee rate was less than that of the Expense Group average both before and after giving effect to fee waivers applicable to certain funds in the Expense Group and greater than that of the Expense Universe average after giving effect to such fee waivers. The Board concluded that the Fund’s management fee rate was satisfactory for the purpose of approving continuance of the Agreement.
The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Distributor and the Board previously agreed that the Distributor would contractually waive all of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets for the one-year period ended June 30, 2011 and that the Distributor and the Board had agreed to extend this contractual Rule 12b-1 fee waiver through June 30, 2012. Such waiver cannot be changed during the contractual waiver period without the Board’s approval. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Expense Group average and that of the Expense Universe average, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe. The Board concluded that the average expense ratio was satisfactory for the purpose of approving continuance of the Agreement.

The Value Line Tax Exempt Fund, Inc.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board reviewed the services provided by the Adviser and its affiliates in supervising the Fund’s third party service providers. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.
Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring and certain actions taken during prior years. These actions included the reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.
Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fallout” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.
Economies of Scale. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure was not currently necessary.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. The Board was informed by the Adviser that the Adviser does not manage any non-mutual fund account that has similar objectives and policies as those of the Fund.
Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which the Fund pays a management fee to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to continue the Agreement as in the best interest of the Fund and its shareholders.

The Value Line Tax Exempt Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended February 29, 2012, the Fund paid dividends to shareholders of $0.2894 per share from net investment income, of which 99.43% are designated as exempt interest dividends for federal tax purposes. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 13 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1984	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.
Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Tax Exempt Fund, Inc.
[This Page Intentionally Left Blank.]

The Value Line Tax Exempt Fund, Inc.
[This Page Intentionally Left Blank.]

The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds
1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.
1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.
1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.
1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.
1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.
1983 — Value Line Centurion Fund* seeks long-term growth of capital.
1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).
1986 — Value Line Aggressive Income Trust seeks to maximize current income.
1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).
1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.
1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.
1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.
For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2.  Code of Ethics

     (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

     (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

     (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

     (2) The Registrant’s Board has designated Daniel S. Vandivort, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Vandivort is an independent director who has served as President, Chief Investment Officer to Weis, Peck and Greer/Robeco Investment Management.  He has also previously served as Managing Director for Weis, Peck and Greer (1995-2005).

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

     (a)Audit Fees 2012 $26,386

     (b) Audit-Related fees – None.

     (c) Tax Preparation Fees 2012 $9,015

     (d) All Other Fees – None

     (e) (1)  Audit Committee Pre-Approval Policy. All services to be performed for the Registrant  by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

     (e) (2) Not applicable.

     (f) Not applicable.

     (g) Aggregate Non-Audit  Fees 2012 $1,550

     (h) Not applicable.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 3, 2012